Income Taxes - Sources of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Organizational and start-up costs	$ 155	$ 170
Allowance for loan losses	1,343	1,718
Unrealized loss on securities		2,812
Net operating loss carry forward	5,290
Purchase accounting fair value adjustments	2,980
Accrued other expenses	340	116
Nonaccrual loan interest	538	195
Capital loss carryforward	95
Loan fees	396	266
Other	389	607
Deferred tax assets gross	11,526	5,689
Valuation allowance	(95)
Total deferred tax assets	11,431	5,689
Deferred tax liabilities:
Mortgage servicing rights	(1,174)	(975)
Premises and equipment	(675)	(468)
Prepaid expenses	(177)	(71)
Unrealized gain on securities	(1,385)
Purchase accounting fair value adjustments	(1,190)
Mortgage banking derivatives	(1)	(123)
Other	(49)	(57)
Total deferred tax liabilities	(4,651)	(1,694)
Net deferred tax asset (liability)	$ 6,780	$ 3,995